Net Income (Loss) per Share - Schedule of Potentially Dilutive Securities Excluded from Computation of Earnings Per Share (Details) - $ / shares	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	12,432,481		35,968,777		69,927,614		71,984,721
Debt instrument conversion price per share	$ 9.8
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,250,000		0
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	6,499,961		0
Preferred stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0		24,437		0		50,000
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0		291,502		596,435		580,114
Convertible debt securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	[1]	616,506	[1]	1,324,635	[2]	0	[2]
Debt instrument conversion price per share					$ 4.79
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,682,520		7,493,066		11,645,320		14,999,056
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0		27,543,266		56,361,224		56,355,551

[1]	Assumes conversion at $9.80 per share.
[2]	Assumes conversion at $4.79 per share.